INCOME TAXES, FINTECH ACQUISITION CORP. II, Net Deferred Tax Assets (FY) (Details)	Dec. 31, 2017 USD ($)
Deferred tax asset [Abstract]
Organizational costs/Startup expenses	$ 216,951
Total deferred tax assets	216,951
Valuation allowance	(216,951)
Deferred tax asset, net of allowance	$ 0